12. Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 12. Equity

The Company was established with two classes of stock, common stock – 150,000,000 shares authorized at a par value of $0.001 and preferred stock – 2,000,000 shares authorized at a par value of $0.001.

Common Stock

On January 1, 2016, the Company issued 164,500 shares of common stock to the holders of notes with a term of three years, bear interest at 10% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share, as payment for accrued interest due as of December 31, 2015.

On July 1, 2016, the Company issued 164,500 shares of common stock to the holders of notes with a term of three years, bear interest at 10% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share, as payment for accrued interest due as of June 30, 2015.

On August 3, 2016, the Company issued 15,181 shares of common stock upon the cashless exercise of warrants to purchase 22,458 shares of common stock for $0.35 per share based on a market value of $1.08 per share as determined under the terms of the warrant.

On August 10, 2016, the Company issued 30,361 shares of common stock upon the cashless exercise of warrants to purchase 44,917 shares of common stock for $0.35 per share based on a market value of $1.08 per share as determined under the terms of the warrant.

From August 22, 2016 through August 30, 2016 the Company issued 307,572 shares of common stock and 76,893 warrants to purchase shares of common stock upon the conversion of a note principal and accrued interest totaling $153,786, that bear interest at 12% per annum, and was convertible into units, where each unit consists of: (i) one share of common stock, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock at an exercise price of $0.75 per share with a conversion ratio equal to $0.50 per unit.

On August 23, 2016, the Company issued 40,577 shares of common stock upon the conversion of a note with principal and accrued interest totaling $20,289, that bears interest at 10% per annum, and was convertible into one share of common stock, par value $0.001 per share, with a conversion ratio equal to $0.50 per share.

On September 15, 2016, the Company issued 636,064 shares of common stock upon the cashless exercise of warrants to purchase 791,744 shares of common stock for $0.35 per share based on a market value of $1.78 per share as determined under the terms of the warrant.

On September 15, 2016, the Company issued 416,836 shares of common stock upon the cashless exercise of warrants to purchase 570,750 shares of common stock for $0.48 per share based on a market value of $1.78 per share as determined under the terms of the warrant.

On September 15, 2016, the Company issued 160,674 shares of common stock upon the cashless exercise of warrants to purchase 200,000 shares of common stock for $0.35 per share based on a market value of $1.78 per share as determined under the terms of the warrant.

On September 22, 2016, the Company issued 130,207 shares of common stock upon the cashless exercise of warrants to purchase 165,810 shares of common stock for $0.35 per share based on a market value of $1.78 per share as determined under the terms of the warrant.

On September 27, 2016, the Company issued 10,305 shares of common stock upon the exercise of warrants to purchase shares of common stock for $1.00.

On September 29, 2016, the Company issued 21,402 shares of common stock upon the exercise of warrants to purchase shares of common stock for $0.75.

The Company was established with two classes of stock, common stock – 150,000,000 shares authorized at a par value of $0.001 and preferred stock – 2,000,000 shares authorized at a par value of $0.001.

Common Stock

In January 2014, the Company issued 962,500 shares of common stock to the EERCF and 412,500 shares of common stock to four individuals pursuant to Amendment No. 4 to the Exclusive Patent and Know-How License Agreement Including Transfer of Ownership dated January 15, 2009 (see Note 6). The amendment was made effective December 16, 2013 and the stock grant was valued as of that date at $825,000 in accordance with FASB ASC Topic 718.

On January 27, 2014, the Company issued 769,296 shares of common stock upon the cashless exercise of 983,000 warrants to purchase shares of common stock for $0.50 per share based on a current market value of $2.30 per share as determined under the terms of the warrant.

On January 28, 2014, the Company issued 87,144 shares of common stock to the holders of notes with a term of three years, bear interest at 10% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share, as payment for accrued interest of $43,572 due as of December 31, 2013.

On January 28, 2014, the Company issued 399,525 shares of common stock upon the cashless exercise of 570,500 warrants to purchase shares of common stock for $0.75 per share based on a current market value of $2.50 per share as determined under the terms of the warrant.

On January 30, 2014, the Company issued 55,695 shares of common stock upon the conversion of a note with principal and accrued interest totaling $27,847, that bear interest at 10% per annum, and was convertible into one share of common stock, par value $0.001 per share, with a conversion ratio equal to $0.50 per share.

On January 31, 2014, the Company issued 25,000 shares of common stock to an unrelated third party pursuant to an executed agreement to provide public relations and investor relations services. The shares were valued at $52,500.

On February 5, 2014, the Company issued 139,319 shares of common stock to an unrelated third party pursuant to an executed Conversion and Settlement Agreement in satisfaction of the outstanding principal balance of $50,000 and accrued interest totaling $11,300.

On March 19, 2014, the Company issued 25,000 shares of common stock and 6,250 warrants to purchase shares of common stock upon the conversion of a note principal totaling $25,000, that bear interest at 12% per annum, and was convertible into units, where each unit consists of: (i) 1 share of common stock, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock at an exercise price of $1.25 per share with a conversion ratio equal to $1.00 per unit.

On March 19, 2014, the Company issued 6,250 shares of common stock upon the exercise of warrants to purchase shares of common stock for $1.25.

From April 21, 2014 to May 8, 2014, the Company sold securities to unaffiliated accredited investors totaling $1,050,260. The securities consist of units, where each unit consists of: (i) one share of common stock of the Issuer, par value $0.001 per share, and (ii) a warrant to purchase one shares of common stock of the Issuer at an exercise price of $1.10 per share. The price of each unit was $1.10 and 954,782 units were sold.These securities were sold in reliance upon the exemption provided by Section 4(2) of the Securities Act and the safe harbor of Rule 506 under Regulation D promulgated under the Securities Act. As of February 19, 2016, pursuant to the terms of the warrants issued, the exercise price has been reset to $0.87 due to dilutive issuances made by the Company subsequent to the issuance of these warrants.

On May 16, 2014, the Company issued 70,000 shares of common stock upon the partial conversion of a note principal totaling $35,000, that bear interest at 10% per annum, and was convertible into one share of common stock, par value $0.001 per share, with a conversion ratio equal to $0.50 per share.

On May 23, 2014, the Company issued 60,427 shares of common stock and 15,107 warrants to purchase shares of common stock upon the conversion of a note principal and accrued interest totaling $60,427, that bear interest at 12% per annum, and was convertible into units, where each unit consists of: (i) one share of common stock, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock at an exercise price of $1.25 per share with a conversion ratio equal to $1.00 per unit.

On June 16, 2014, the Company entered into a Debt Conversion Agreement with Richard MacPherson, the current CEO and a director of the Company ("MacPherson"), 3253517 Nova Scotia Limited (the "Nova Scotia Company") and Eastern Emissions Consultants Incorporated ("Eastern Emissions"). MacPherson is the controlling principal of both the Nova Scotia Company and Eastern Emissions. Pursuant to the Debt Conversion Agreement, the amount of $381,169 (the "MacPherson Debt") due and owing to MacPherson and Eastern Emissions was converted into 346,518 Units of the Company at a conversion price of $1.10 per Unit with each Unit consisting of one share of the Company's common stock, and a five-year warrant to purchase one additional share of common stock at an exercise price of $1.10 per share. The MacPherson Debt consisted of (i) $4,167 of remaining principal owing to MacPherson from a prior debt due to MacPherson for advances payable, most of which was converted into equity of the Company in 2013; (ii) $216,502 of accrued interest owing to MacPherson on such prior advances; (iii) $10,500 owing to MacPherson for certain truck rental fees incurred in 2011; and (iv) $150,000 owing to Eastern Emissions for unpaid consulting fees through December 31, 2013 under a Consulting Agreement between the Company and Eastern Emissions entered into as of January 10, 2012. The Units acquired by the Nova Scotia Company have the same terms as the units recently sold to certain accredited investors in a private placement. As of February 19, 2016, pursuant to the terms of the warrants issued, the exercise price has been reset to $0.87 due to dilutive issuances made by the Company subsequent to the issuance of these warrants.

On June 24, 2014, the Company issued 41,922 shares of common stock upon the conversion of a note with principal and accrued interest totaling $20,961, that bear interest at 10% per annum, and was convertible into one share of common stock, par value $0.001 per share, with a conversion ratio equal to $0.50 per share.

On July 14, 2014, the Company issued 50,181 shares of common stock upon the conversion of a note with principal and accrued interest totaling $25,090, that bear interest at 10% per annum, and was convertible into one share of common stock, par value $0.001 per share, with a conversion ratio equal to $0.50 per share.

On August 28, 2014, the Company issued 30,475 shares of common stock upon the conversion of a note with principal and accrued interest totaling $15,237, that bear interest at 10% per annum, and was convertible into one share of common stock, par value $0.001 per share, with a conversion ratio equal to $0.50 per share.

On September 22, 2014, the Company issued 12,174 shares of common stock and 3,044 warrants to purchase shares of common stock upon the conversion of a note principal and accrued interest totaling $12,174, that bear interest at 12% per annum, and was convertible into units, where each unit consists of: (i) one share of common stock, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock at an exercise price of $1.25 per share with a conversion ratio equal to $1.00 per unit.

On September 25, 2014, the Company issued 5,238 shares of common stock upon the cashless exercise of 10,000 warrants to purchase shares of common stock for $0.50 per share based on a market value of $1.05 per share as determined under the terms of the warrant.

On October 6, 2014, the Company issued 153,958 shares of common stock upon the conversion of a note with principal and accrued interest totaling $76,979, that bear interest at 10% per annum, and was convertible into one share of common stock, par value $0.001 per share, with a conversion ratio equal to $0.50 per share.

On October 9, 2014, the Company issued 50,000 shares of common stock to an unrelated third party pursuant to an executed agreement to provide public relations and investor relations services. The shares were valued at $44,000.

On January 1, 2015, the Company issued 170,500 shares of common stock to the holders of notes which mature in 2018, bearing interest at 10% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share, as payment for accrued interest due as of December 31, 2014.

On January 30, 2015, the Company issued 20,161 shares of common stock upon the conversion of a note with principal totaling $10,000 and accrued interest of $81, that bears interest at 10% per annum, and was convertible into one share of common stock, par value $0.001 per share, with a conversion ratio equal to $0.50 per share.

On February 20, 2015, the Company issued 32,604 shares of common stock and 8,151 warrants to purchase shares of common stock upon the conversion of a note principal and accrued interest totaling $32,603, that bear interest at 12% per annum, and was convertible into units, where each unit consists of: (i) one share of common stock, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock at an exercise price of $1.25 per share with a conversion ratio equal to $1.00 per unit.

From April 28, 2015 through September 30, 2015, the Company issued 6,474,703 shares of common stock and 1,618,680 warrants to purchase shares of common stock upon the conversion of a note principal and accrued interest totaling $3,237,370, that bear interest at 12% per annum, and was convertible into units, where each unit consists of: (i) one share of common stock, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock at an exercise price of $1.00 per share with a conversion ratio equal to $0.50 per unit. The Company recognized a non-cash inducement expense of $1,123,380 associated with these conversions as they took place during the initial 45 day period after the amendment, prior to the conversion rate resetting to $0.75.

On May 8, 2015, the Company issued 103,527 shares of common stock upon the conversion of a note with principal totaling $50,000 and accrued interest of $1,764, that bears interest at 10% per annum, and was convertible into one share of common stock, par value $0.001 per share, with a conversion ratio equal to $0.50 per share.

On July 1, 2015, the Company issued 164,500 shares of common stock to the holders of notes which mature in 2018, bear interest at 10% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share, as payment for accrued interest due as of June 30, 2015.